UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     32
Form 13F Information Table Value Total:     $16,670




List of Other Included Managers:



No.   13F File Number        Name


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                                                  C>
                                                 MKT VALUE   TOTAL #      PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    CLASS CUSIP NO (x$1000)    OF SHARES SH          DSCRETN  MANAGERS
AON CORP                          COM   037389103        667    16,330 SH          DEFINED           0
BERKSHIRE HATHAWAY INC CL B       COM   084670207        479       170 SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM   110122108        800    36,495 SH          DEFINED           0
DTE ENERGY CO                     COM   233331107        547    19,740 SH          DEFINED           0
EMERSON ELECTRIC COMPANY          COM   291011104        572    20,026 SH          DEFINED           0
FLUOR CORP (NEW)                  COM   343412102        353    10,215 SH          DEFINED           0
GENERAL ELECTRIC COMPANY          COM   369604103        472    46,715 SH          DEFINED           0
HONEYWELL INTERNATIONAL INC       COM   438516106        220     7,910 SH          DEFINED           0
INTEL CORPORATION                 COM   458140100        711    47,310 SH          DEFINED           0
INTERNATIONAL BUSINESS MACHINE    COM   459200101        671     6,923 SH          DEFINED           0
JOHNSON & JOHNSON                 COM   478160104        851    16,185 SH          DEFINED           0
KIMBERLY CLARK                    COM   494368103        588    12,760 SH          DEFINED           0
KROGER COMPANY                    COM   501044101        603    28,395 SH          DEFINED           0
MARSH & MCLENNAN COS INC          COM   571748102        617    30,465 SH          DEFINED           0
MERCK & COMPANY INC               COM   589331107        242     9,030 SH          DEFINED           0
MICROSOFT CORP                    COM   594918104        527    28,680 SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM   641069406        727    21,493 SH          DEFINED           0
PFIZER INC                        COM   717081103        663    48,650 SH          DEFINED           0
PROCTER AND GAMBLE COMPANY        COM   742718109        527    11,190 SH          DEFINED           0
SYSCO CORP                        COM   871829107        513    22,480 SH          DEFINED           0
TIME WARNER INC                   COM   887317303        322    16,704 SH          DEFINED           0
WELLS FARGO & CO (NEW)            COM   949746101        331    23,226 SH          DEFINED           0
WYETH CORP                        COM   983024100        909    21,115 SH          DEFINED           0
CADBURY PLC SPONSORED ADR         COM   12721E102        358    11,829 SH          DEFINED           0
AT&T INC                          COM   00206R102        454    18,010 SH          DEFINED           0
DELL INC                          COM   24702R101        390    41,090 SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR        COM   25243Q205        336     7,505 SH          DEFINED           0
SPDR TRUST UNIT SER 1             COM   78462F103        437     5,495 SH          DEFINED           0
UNITEDHEALTH GROUP INC            COM   91324P102        262    12,530 SH          DEFINED           0
VANGUARD CONSUMER STAPLE ETF      COM   92204A207        322     6,270 SH          DEFINED           0
VERIZON COMMUNICATIONS            COM   92343V104        735    24,353 SH          DEFINED           0
WELLPOINT INC                     COM   94973V107        464    12,220 SH          DEFINED           0





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